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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
Address:        225 Friend Street
                Suite 801
                Boston, MA  02114

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
Title:          President
Phone:          617.573.9550

Signature, Place, and Date of Signing:

/s/ George Putnam, III        Boston, MA                May 14, 2004
----------------------        ------------              ------------
     [Signature]              [City, State]                [Date]

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File No.:                  Name:

 28-NONE

[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $105,293
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


13F File No.:                  Name:

 28-NONE

[Repeat as necessary.]

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                        ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7          ITEM 8
------                   --------------     ------     ------    -------------------   ----------   -------- -----------------------

                                                      VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications   Common             000886101 1,650     569,000               Sole         None        520,200  48,800
AK Steel Holding         Common             001547108 3,591     611,700               Sole         None        563,650  48,050
AT&T Wireless            Common             00209A106 4,083     300,000               Sole         None        275,950  24,050
Atmel Corporation        Common             049513104 3,058     470,500               Sole         None        433,700  36,800
Chiquita                 Common             170032809 6,014     288,436               Sole         None        266,233  22,203
Conseco                  Common             208464883 4,701     203,000               Sole         None        186,703  16,297
Corning                  Common             219350105 2,655     237,500               Sole         None        217,925  19,575
Cypress Semiconductor    Common             232806109 3,169     154,800               Sole         None        142,400  12,400
Electroglas              Common             285324109 2,472     558,000               Sole         None        511,850  46,150
Forest Oil Corp.         Common             346091705 1,825      72,282               Sole         None         70,232   2,050
Genesis Healthcare       Common             37184D101   880      36,148               Sole         None         35,220     928
Global Crossing Ltd      Common             G3921A175 3,678     183,893               Sole         None        169,779  14,114
W.R. Grace               Common             38388F108 2,198     704,400               Sole         None        648,100  56,300
Infonet Services         Class B            45666T106   947     475,700               Sole         None        437,550  38,150
Input/Output             Common             457652105 3,584     462,500               Sole         None        428,070  34,430
KCS Energy               Common             482434206 9,910     825,811               Sole         None        763,811  62,000
Kulicke and Soffa        Common             501242101 2,521     215,500               Sole         None        197,800  17,700
Ladish Co., Inc.         Common             505754200 1,422     163,117               Sole         None        158,617   4,500
Lucent Technologies      Common             549463107 3,314     806,250               Sole         None        744,850  61,400
Metal Management         Common             591097209 5,099     139,000               Sole         None        126,400  12,600
Metals USA               Common             591324207 3,101     239,800               Sole         None        221,930  17,870
Neighborcare             Common             64015Y104 1,761      72,299               Sole         None         70,443   1,856
NTL Inc                  Common             62940M104 3,352      56,300               Sole         None         52,100   4,200
Nortel Networks          Common             656568102   594     100,000               Sole         None        100,000       0
Paxson Communications    Common             704231109 3,762     964,500               Sole         None        892,275  72,225
Primedia                 Common             74157K101 2,295     850,000               Sole         None        783,850  66,150
Rite Aid                 Common             767754104 2,176     400,000               Sole         None        370,200  29,800
Spectrasite              Common             84761M104 2,226      60,000               Sole         None         54,960   5,040
Unitedglobalcom          Common             913247508 5,943     700,000               Sole         None        648,127  51,873
Vitesse Semiconductor    Common             928497106 3,490     491,500               Sole         None        450,780  40,720
Washington Group Int'l   Common             938862208 4,215     115,000               Sole         None        106,300   8,700
OMI Corp                 Common             Y6476W104 5,189     453,600               Sole         None        419,900  33,700
JPS Textile Group, Inc.  Common             46624E405   420     141,354               Sole         None        131,254  10,100

